Exhibit 99.5 Schedule 3

Client Name:	XXX
Client Project Name:	Ajax 2021-A
Start - End Dates:	2/3/2015 - 9/21/2018
Deal Loan Count:	31
Report Run Date:	1/6/2021 11:38 AM

Conditions Report 2.0

Loans in Report:	31
Loans with Conditions:	25

54 - Total Active Conditions
5 - Material Conditions
5 - Compliance Review Scope
1 - Category: Compliance Manual
3 - Category: Documentation
1 - Category: RESPA
49 - Non-Material Conditions
49 - Compliance Review Scope
4 - Category: Documentation
34 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
4 - Category: RESPA
3 - Category: Right of Rescission
3 - Category: State Prepayment Penalty
4 - Total Satisfied Conditions

4 - Compliance Review Scope
3 - Category: Documentation
1 - Category: RESPA
0 - Total Waived Conditions

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